UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-2105

Fidelity Fixed-Income Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	November 30

Date of reporting period:	August 31, 2010

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Strategic
Dividend & Income Fund

August 31, 2010

1.806764.106

SDI-QTLY-1010

Investments August 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 12.8%
	Principal Amount	Value
Convertible Bonds - 11.0%
CONSUMER DISCRETIONARY - 1.4%
Auto Components - 0.1%
BorgWarner, Inc. 3.5% 4/15/12	$ 310,000	$ 445,315
Hotels, Restaurants & Leisure - 0.4%
MGM Mirage, Inc. 4.25% 4/15/15 (g)	2,910,000	2,384,381
Wyndham Worldwide Corp. 3.5% 5/1/12	130,000	244,361
		2,628,742
Household Durables - 0.1%
Newell Rubbermaid, Inc. 5.5% 3/15/14	210,000	397,819
Leisure Equipment & Products - 0.0%
Eastman Kodak Co. 7% 4/1/17 (g)	380,000	324,292
Media - 0.1%
Virgin Media, Inc. 6.5% 11/15/16	490,000	671,839
Specialty Retail - 0.7%
Group 1 Automotive, Inc. 3% 3/15/20 (g)	585,000	504,387
RadioShack Corp. 2.5% 8/1/13 (g)	3,120,000	3,318,900
Sonic Automotive, Inc. 5% 10/1/29	1,100,000	1,097,140
		4,920,427
TOTAL CONSUMER DISCRETIONARY		9,388,434
CONSUMER STAPLES - 0.1%
Beverages - 0.1%
Molson Coors Brewing Co. 2.5% 7/30/13	760,000	830,832
ENERGY - 0.9%
Energy Equipment & Services - 0.2%
Exterran Holdings, Inc. 4.25% 6/15/14	670,000	791,873
Oil States International, Inc. 2.375% 7/1/25	180,000	253,575
		1,045,448
Oil, Gas & Consumable Fuels - 0.7%
Alpha Natural Resources, Inc. 2.375% 4/15/15	340,000	362,372
Chesapeake Energy Corp. 2.5% 5/15/37	1,280,000	1,056,768
Massey Energy Co. 3.25% 8/1/15	190,000	163,932
Peabody Energy Corp. 4.75% 12/15/66	1,330,000	1,369,900
Pioneer Natural Resources Co. 2.875% 1/15/38	630,000	732,375
Corporate Bonds - continued
	Principal Amount	Value
Convertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Quicksilver Resources, Inc. 1.875% 11/1/24	$ 710,000	$ 747,701
Western Refining, Inc. 5.75% 6/15/14	270,000	202,770
		4,635,818
TOTAL ENERGY		5,681,266
FINANCIALS - 0.6%
Capital Markets - 0.4%
Janus Capital Group, Inc. 3.25% 7/15/14	300,000	313,560
Jefferies Group, Inc. 3.875% 11/1/29	2,130,000	2,102,044
Penson Worldwide, Inc. 8% 6/1/14 (g)	350,000	288,120
		2,703,724
Diversified Financial Services - 0.0%
KKR Financial Holdings LLC 7.5% 1/15/17	240,000	292,968
Real Estate Investment Trusts - 0.1%
Alexandria Real Estate Equities, Inc. 3.7% 1/15/27 (g)	440,000	431,684
Health Care REIT, Inc. 4.75% 12/1/26	460,000	503,413
		935,097
Thrifts & Mortgage Finance - 0.1%
The PMI Group, Inc. 4.5% 4/15/20	400,000	315,500
TOTAL FINANCIALS		4,247,289
HEALTH CARE - 2.5%
Biotechnology - 0.5%
BioMarin Pharmaceutical, Inc. 1.875% 4/23/17	420,000	485,268
Cephalon, Inc. 2% 6/1/15	820,000	1,071,141
Gilead Sciences, Inc.:
0.625% 5/1/13	200,000	208,560
1.625% 5/1/16 (g)	1,280,000	1,262,400
Incyte Corp. 4.75% 10/1/15 (g)	170,000	286,059
		3,313,428
Health Care Equipment & Supplies - 0.5%
Inverness Medical Innovations, Inc. 3% 5/15/16 (g)	4,000,000	3,560,000
Health Care Providers & Services - 0.5%
Health Management Associates, Inc. 3.75% 5/1/28 (g)	580,000	562,194
Corporate Bonds - continued
	Principal Amount	Value
Convertible Bonds - continued
HEALTH CARE - continued
Health Care Providers & Services - continued
Laboratory Corp. of America Holdings 0% 9/11/21	$ 2,180,000	$ 2,121,140
LifePoint Hospitals, Inc. 3.5% 5/15/14	680,000	644,028
		3,327,362
Life Sciences Tools & Services - 0.4%
Invitrogen Corp.:
1.5% 2/15/24	1,350,000	1,468,125
3.25% 6/15/25	1,060,000	1,132,928
		2,601,053
Pharmaceuticals - 0.6%
Biovail Corp. 5.375% 8/1/14	2,230,000	3,642,259
Mylan, Inc. 3.75% 9/15/15	240,000	349,800
		3,992,059
TOTAL HEALTH CARE		16,793,902
INDUSTRIALS - 1.2%
Aerospace & Defense - 0.1%
Alliant Techsystems, Inc. 3% 8/15/24	590,000	620,975
Commercial Services & Supplies - 0.3%
Covanta Holding Corp. 3.25% 6/1/14	1,880,000	1,991,108
Construction & Engineering - 0.5%
Fluor Corp. 1.5% 2/15/24	970,000	1,558,063
MasTec, Inc. 4.25% 12/15/14 (g)	2,230,000	2,140,800
		3,698,863
Electrical Equipment - 0.1%
EnerSys 3.375% 6/1/38 (e)	540,000	515,808
Industrial Conglomerates - 0.1%
Textron, Inc. 4.5% 5/1/13	310,000	460,381
Machinery - 0.1%
Actuant Corp. 2% 11/15/23	120,000	128,748
ArvinMeritor, Inc. 4% 2/15/27	60,000	50,025
Danaher Corp. 0% 1/22/21	270,000	284,850
		463,623
Corporate Bonds - continued
	Principal Amount	Value
Convertible Bonds - continued
INDUSTRIALS - continued
Road & Rail - 0.0%
Hertz Global Holdings, Inc. 5.25% 6/1/14	$ 280,000	$ 351,680
TOTAL INDUSTRIALS		8,102,438
INFORMATION TECHNOLOGY - 2.5%
Communications Equipment - 0.4%
CommScope, Inc. 3.25% 7/1/15	1,770,000	1,774,602
Powerwave Technologies, Inc. 1.875% 11/15/24	720,000	677,250
		2,451,852
Computers & Peripherals - 0.4%
EMC Corp.:
1.75% 12/1/11	960,000	1,169,760
1.75% 12/1/13	1,340,000	1,709,338
		2,879,098
Internet Software & Services - 0.2%
Equinix, Inc. 4.75% 6/15/16	790,000	1,027,474
VeriSign, Inc. 3.25% 8/15/37	570,000	578,835
		1,606,309
IT Services - 0.3%
CACI International, Inc. 2.125% 5/1/14	1,550,000	1,522,875
CSG Systems International, Inc. 3% 3/1/17 (g)	200,000	195,900
		1,718,775
Semiconductors & Semiconductor Equipment - 0.4%
Intel Corp. 3.25% 8/1/39 (g)	870,000	974,574
Microchip Technology, Inc. 2.125% 12/15/37	510,000	504,263
Micron Technology, Inc. 4.25% 10/15/13	230,000	336,663
SunPower Corp.:
4.5% 3/15/15 (g)	755,000	590,184
4.75% 4/15/14	240,000	195,300
		2,600,984
Software - 0.8%
Informatica Corp. 3% 3/15/26	380,000	618,412
Corporate Bonds - continued
	Principal Amount	Value
Convertible Bonds - continued
INFORMATION TECHNOLOGY - continued
Software - continued
Nuance Communications, Inc. 2.75% 8/15/27	$ 480,000	$ 498,900
Symantec Corp. 1% 6/15/13	4,230,000	4,311,216
		5,428,528
TOTAL INFORMATION TECHNOLOGY		16,685,546
MATERIALS - 1.2%
Chemicals - 0.2%
Ferro Corp. 6.5% 8/15/13	1,360,000	1,394,000
Containers & Packaging - 0.1%
Owens-Brockway Glass Container, Inc. 3% 6/1/15 (g)	800,000	759,120
Metals & Mining - 0.8%
AngloGold Ashanti Holdings Finance PLC 3.5% 5/22/14 (g)	900,000	1,005,750
Goldcorp, Inc. 2% 8/1/14	670,000	815,725
Newmont Mining Corp.:
1.25% 7/15/14	450,000	642,938
1.625% 7/15/17	1,420,000	2,059,710
3% 2/15/12	500,000	700,800
		5,224,923
Paper & Forest Products - 0.1%
Rayonier TRS Holdings, Inc. 4.5% 8/15/15 (g)	410,000	482,693
TOTAL MATERIALS		7,860,736
TELECOMMUNICATION SERVICES - 0.5%
Diversified Telecommunication Services - 0.0%
Time Warner Telecom, Inc. 2.375% 4/1/26	50,000	56,500
Wireless Telecommunication Services - 0.5%
Leap Wireless International, Inc. 4.5% 7/15/14	3,310,000	2,871,425
NII Holdings, Inc. 3.125% 6/15/12	60,000	58,050
		2,929,475
TOTAL TELECOMMUNICATION SERVICES		2,985,975
Corporate Bonds - continued
	Principal Amount	Value
Convertible Bonds - continued
UTILITIES - 0.1%
Multi-Utilities - 0.1%
CMS Energy Corp.:
2.875% 12/1/24	$ 380,000	$ 516,800
5.5% 6/15/29	170,000	221,425
		738,225
TOTAL CONVERTIBLE BONDS		73,314,643
Nonconvertible Bonds - 1.8%
FINANCIALS - 1.4%
Capital Markets - 0.5%
JPMorgan Chase Capital XXII 6.45% 2/2/37	3,000,000	2,953,020
Lehman Brothers Holdings, Inc. 1.0819% (d)(h)	1,000,000	100
		2,953,120
Commercial Banks - 0.7%
Capital One Capital IV 6.745% 2/17/37 (h)	2,000,000	1,900,000
Wells Fargo Capital X 5.95% 12/15/36	1,000,000	964,540
Wells Fargo Capital XIII 7.7% (h)	2,000,000	2,040,000
		4,904,540
Diversified Financial Services - 0.2%
Goldman Sachs Capital II 5.793% (h)	2,000,000	1,607,500
TOTAL FINANCIALS		9,465,160
UTILITIES - 0.4%
Multi-Utilities - 0.4%
Wisconsin Energy Corp. 6.25% 5/15/67 (h)	3,000,000	2,835,000
TOTAL NONCONVERTIBLE BONDS		12,300,160
TOTAL CORPORATE BONDS (Cost $87,172,137)		85,614,803
Common Stocks - 62.8%
	Shares	Value
CONSUMER DISCRETIONARY - 5.3%
Auto Components - 0.1%
Tenneco, Inc. (a)	28,642	$ 708,030
Automobiles - 0.2%
Bayerische Motoren Werke AG (BMW)	24,127	1,274,106
Hotels, Restaurants & Leisure - 0.9%
Brinker International, Inc.	700	11,025
Las Vegas Sands Corp. unit	4,270	2,033,801
Starwood Hotels & Resorts Worldwide, Inc.	23,900	1,116,847
The Cheesecake Factory, Inc. (a)	25,600	573,184
WMS Industries, Inc. (a)	27,900	985,986
Wyndham Worldwide Corp.	35,400	820,926
		5,541,769
Household Durables - 1.7%
D.R. Horton, Inc.	325,937	3,344,114
Lennar Corp. Class A	138,100	1,818,777
PulteGroup, Inc. (a)	356,850	2,865,506
Stanley Black & Decker, Inc.	63,461	3,404,048
		11,432,445
Media - 1.3%
The Walt Disney Co.	117,200	3,819,548
Time Warner Cable, Inc.	34,200	1,765,062
Virgin Media, Inc.	151,357	3,149,739
		8,734,349
Specialty Retail - 0.5%
Advance Auto Parts, Inc.	24,500	1,334,515
Best Buy Co., Inc.	25,700	806,723
Group 1 Automotive, Inc. (a)	11,100	280,164
OfficeMax, Inc. (a)	46,101	449,024
TJX Companies, Inc.	15,800	627,102
		3,497,528
Textiles, Apparel & Luxury Goods - 0.6%
Phillips-Van Heusen Corp.	32,884	1,502,141
Polo Ralph Lauren Corp. Class A	17,001	1,287,656
VF Corp.	17,400	1,228,788
		4,018,585
TOTAL CONSUMER DISCRETIONARY		35,206,812
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - 3.7%
Beverages - 0.4%
Anheuser-Busch InBev SA NV	10,250	$ 533,230
The Coca-Cola Co.	36,800	2,057,856
		2,591,086
Food & Staples Retailing - 0.8%
CVS Caremark Corp.	65,700	1,773,900
Kroger Co.	76,400	1,507,372
Susser Holdings Corp. (a)	30,640	355,730
Wal-Mart Stores, Inc.	12,900	646,806
Whole Foods Market, Inc. (a)	25,800	897,582
		5,181,390
Food Products - 0.1%
B&G Foods, Inc. Class A	96,900	1,034,892
Household Products - 1.1%
Kimberly-Clark Corp.	26,500	1,706,600
Procter & Gamble Co.	93,458	5,576,639
		7,283,239
Personal Products - 0.2%
Avon Products, Inc.	38,600	1,123,260
USANA Health Sciences, Inc. (a)	9,700	412,250
		1,535,510
Tobacco - 1.1%
Philip Morris International, Inc.	144,418	7,428,862
TOTAL CONSUMER STAPLES		25,054,979
ENERGY - 5.0%
Energy Equipment & Services - 1.6%
Baker Hughes, Inc.	28,302	1,063,589
Ensco International Ltd. ADR	46,950	1,931,054
Halliburton Co.	39,100	1,103,011
National Oilwell Varco, Inc.	59,100	2,221,569
Noble Corp.	57,900	1,801,848
Pride International, Inc. (a)	58,600	1,380,030
Weatherford International Ltd. (a)	73,200	1,091,412
		10,592,513
Oil, Gas & Consumable Fuels - 3.4%
Alpha Natural Resources, Inc. (a)	19,100	709,183
Apache Corp.	26,900	2,416,965
Chevron Corp.	119,400	8,854,704
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Exxon Mobil Corp.	31,500	$ 1,863,540
Frontier Oil Corp.	30,840	361,136
Marathon Oil Corp.	102,100	3,113,029
Pioneer Natural Resources Co.	35,416	2,047,753
Southwestern Energy Co. (a)	47,558	1,556,098
Sunoco, Inc.	22,800	767,904
Talisman Energy, Inc.	53,300	838,303
		22,528,615
TOTAL ENERGY		33,121,128
FINANCIALS - 27.3%
Capital Markets - 1.0%
Goldman Sachs Group, Inc.	11,655	1,596,036
Morgan Stanley	193,600	4,779,984
		6,376,020
Commercial Banks - 3.1%
City National Corp.	14,740	714,006
Comerica, Inc.	18,700	643,467
Huntington Bancshares, Inc.	160,467	848,870
KeyCorp	134,445	990,860
PNC Financial Services Group, Inc.	45,524	2,319,903
Regions Financial Corp.	111,400	716,302
Southwest Bancorp, Inc., Oklahoma	19,720	234,865
SunTrust Banks, Inc.	45,400	1,021,046
SVB Financial Group (a)	23,385	869,220
U.S. Bancorp, Delaware	190,300	3,958,240
Wells Fargo & Co.	365,200	8,600,460
		20,917,239
Consumer Finance - 1.1%
American Express Co.	92,900	3,703,923
Capital One Financial Corp.	65,000	2,460,900
Discover Financial Services	71,300	1,034,563
		7,199,386
Diversified Financial Services - 4.2%
Bank of America Corp.	986,792	12,285,554
Citigroup, Inc. (a)	1,655,191	6,157,311
JPMorgan Chase & Co.	270,778	9,845,488
		28,288,353
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - 1.7%
AFLAC, Inc.	15,737	$ 743,573
Allstate Corp.	61,200	1,689,120
Assured Guaranty Ltd.	31,900	492,855
Delphi Financial Group, Inc. Class A	45,097	1,005,663
Everest Re Group Ltd.	19,800	1,566,972
Lincoln National Corp.	76,094	1,777,556
MetLife, Inc.	42,400	1,594,240
Unum Group	18,700	374,935
XL Capital Ltd. Class A	115,500	2,068,605
		11,313,519
Real Estate Investment Trusts - 15.0%
Acadia Realty Trust (SBI)	96,600	1,733,004
Alexandria Real Estate Equities, Inc.	56,600	3,926,342
American Campus Communities, Inc.	17,000	506,430
Apartment Investment & Management Co. Class A	45,284	925,605
AvalonBay Communities, Inc.	10,875	1,144,268
Boston Properties, Inc.	34,895	2,840,453
Brandywine Realty Trust (SBI)	74,400	817,656
CBL & Associates Properties, Inc.	313,371	3,823,126
Cedar Shopping Centers, Inc.	55,500	306,360
Colonial Properties Trust (SBI)	15,200	241,072
Corporate Office Properties Trust (SBI)	3,645	131,585
DCT Industrial Trust, Inc.	106,300	492,169
Developers Diversified Realty Corp.	146,698	1,519,791
DiamondRock Hospitality Co.	444,419	3,893,110
Digital Realty Trust, Inc. (f)	64,200	3,805,134
Education Realty Trust, Inc.	285,800	1,954,872
Equity Residential (SBI)	58,245	2,669,368
Essex Property Trust, Inc.	31,821	3,365,707
Glimcher Realty Trust	48,300	286,902
HCP, Inc.	94,363	3,323,465
Healthcare Realty Trust, Inc.	48,740	1,141,003
Highwoods Properties, Inc. (SBI)	75,618	2,365,331
Host Hotels & Resorts, Inc.	92,409	1,213,330
Kimco Realty Corp.	57,912	863,468
Kite Realty Group Trust	119,834	499,708
LTC Properties, Inc.	8,400	207,312
Mid-America Apartment Communities, Inc.	62,200	3,512,434
National Health Investors, Inc.	40,573	1,700,820
Omega Healthcare Investors, Inc.	74,200	1,591,590
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Plum Creek Timber Co., Inc.	49,214	$ 1,696,407
Post Properties, Inc.	49,000	1,244,600
Potlatch Corp.	36,530	1,223,755
ProLogis Trust	465,765	5,053,550
Public Storage	81,216	7,960,792
Simon Property Group, Inc.	115,863	10,479,808
SL Green Realty Corp.	72,000	4,340,160
Sunstone Hotel Investors, Inc. (a)	252,991	2,168,133
The Macerich Co.	108,551	4,496,182
U-Store-It Trust	7,500	60,000
Ventas, Inc.	111,300	5,621,763
Vornado Realty Trust	64,561	5,233,315
		100,379,880
Real Estate Management & Development - 1.2%
CB Richard Ellis Group, Inc. Class A (a)	381,800	6,269,156
Forest City Enterprises, Inc. Class A (a)	11,100	125,097
Helical Bar PLC	25,900	113,225
Jones Lang LaSalle, Inc.	21,500	1,623,465
		8,130,943
TOTAL FINANCIALS		182,605,340
HEALTH CARE - 5.7%
Biotechnology - 0.8%
Amgen, Inc. (a)	45,600	2,327,424
ARIAD Pharmaceuticals, Inc. (a)	101,900	356,650
BioMarin Pharmaceutical, Inc. (a)	18,900	383,481
Genzyme Corp. (a)	6,000	420,660
Gilead Sciences, Inc. (a)	29,700	946,242
Incyte Corp. (a)	13,000	162,760
Keryx Biopharmaceuticals, Inc. (a)	80,700	282,450
United Therapeutics Corp. (a)	10,900	503,798
ZIOPHARM Oncology, Inc. (a)	66,500	239,400
		5,622,865
Health Care Equipment & Supplies - 0.3%
Abiomed, Inc. (a)	31,306	283,319
AGA Medical Holdings, Inc.	27,200	371,280
Cooper Companies, Inc.	17,000	685,780
Edwards Lifesciences Corp. (a)	4,200	241,794
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Stryker Corp.	6,300	$ 272,097
Wright Medical Group, Inc. (a)	21,200	281,324
		2,135,594
Health Care Providers & Services - 0.9%
Brookdale Senior Living, Inc. (a)	21,300	285,420
CIGNA Corp.	51,400	1,656,108
Emeritus Corp. (a)	120,051	1,846,384
Fresenius Medical Care AG & Co. KGaA sponsored ADR	6,100	345,626
Medco Health Solutions, Inc. (a)	40,370	1,755,288
Sunrise Senior Living, Inc. (a)	173,357	383,119
		6,271,945
Health Care Technology - 0.1%
Allscripts-Misys Healthcare Solutions, Inc. (a)	17,900	299,109
MedAssets, Inc. (a)	13,700	271,534
		570,643
Life Sciences Tools & Services - 0.3%
Covance, Inc. (a)	9,800	371,714
Life Technologies Corp. (a)	2,897	123,905
PAREXEL International Corp. (a)	32,300	642,447
PerkinElmer, Inc.	29,500	619,795
		1,757,861
Pharmaceuticals - 3.3%
Ardea Biosciences, Inc. (a)	27,600	555,864
Biovail Corp. (f)	21,500	491,803
Cadence Pharmaceuticals, Inc. (a)	34,400	271,760
Cardiome Pharma Corp. (a)	23,100	140,387
Johnson & Johnson	106,944	6,097,947
Merck & Co., Inc.	199,890	7,028,132
Pfizer, Inc.	371,500	5,917,995
Teva Pharmaceutical Industries Ltd. sponsored ADR	23,700	1,198,746
		21,702,634
TOTAL HEALTH CARE		38,061,542
INDUSTRIALS - 5.2%
Aerospace & Defense - 1.0%
DigitalGlobe, Inc. (a)	12,648	387,914
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Aerospace & Defense - continued
Precision Castparts Corp.	18,700	$ 2,116,466
United Technologies Corp.	66,000	4,303,860
		6,808,240
Airlines - 0.3%
AMR Corp. (a)	37,200	227,292
Southwest Airlines Co.	98,800	1,091,740
UAL Corp. (a)	19,000	402,610
		1,721,642
Building Products - 0.1%
Owens Corning (a)	23,645	643,144
Commercial Services & Supplies - 0.2%
Republic Services, Inc.	16,300	479,709
Schawk, Inc. Class A	10,000	152,000
The Geo Group, Inc. (a)	18,200	402,220
		1,033,929
Construction & Engineering - 0.1%
KBR, Inc.	20,900	484,880
Electrical Equipment - 0.4%
Regal-Beloit Corp.	47,150	2,608,338
Industrial Conglomerates - 0.7%
General Electric Co.	258,553	3,743,847
Textron, Inc.	56,900	971,283
		4,715,130
Machinery - 1.1%
Cummins, Inc.	39,194	2,916,426
Danaher Corp.	54,200	1,969,086
Gardner Denver, Inc.	22,200	1,059,828
SPX Corp.	13,800	773,628
Timken Co.	28,500	932,235
		7,651,203
Marine - 0.0%
Alexander & Baldwin, Inc.	5,200	175,968
Professional Services - 0.2%
Equifax, Inc.	23,200	683,704
Manpower, Inc.	19,100	811,750
		1,495,454
Road & Rail - 1.1%
Con-way, Inc.	20,900	547,789
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Road & Rail - continued
CSX Corp.	58,400	$ 2,913,576
Union Pacific Corp.	56,800	4,142,992
		7,604,357
TOTAL INDUSTRIALS		34,942,285
INFORMATION TECHNOLOGY - 3.9%
Communications Equipment - 0.6%
Adtran, Inc.	32,900	1,034,047
Cisco Systems, Inc. (a)	42,000	842,100
Juniper Networks, Inc. (a)	35,890	976,208
QUALCOMM, Inc.	26,725	1,023,835
		3,876,190
Electronic Equipment & Components - 0.7%
Amphenol Corp. Class A	20,500	834,760
Avnet, Inc. (a)	81,400	1,864,060
Flextronics International Ltd. (a)	167,600	826,268
Tyco Electronics Ltd.	59,700	1,463,844
		4,988,932
Internet Software & Services - 0.4%
eBay, Inc. (a)	66,600	1,547,784
Google, Inc. Class A (a)	2,097	943,692
		2,491,476
IT Services - 0.3%
MasterCard, Inc. Class A	10,300	2,043,108
Office Electronics - 0.1%
Xerox Corp.	75,597	638,039
Semiconductors & Semiconductor Equipment - 1.6%
Advanced Micro Devices, Inc. (a)	190,108	1,068,407
Analog Devices, Inc.	22,900	638,452
ASML Holding NV	41,700	1,031,241
Avago Technologies Ltd.	36,000	725,400
KLA-Tencor Corp.	22,580	632,466
Lam Research Corp. (a)	44,900	1,621,339
Marvell Technology Group Ltd. (a)	46,651	743,617
Micron Technology, Inc. (a)	113,375	732,969
ON Semiconductor Corp. (a)	409,048	2,527,917
Standard Microsystems Corp. (a)	35,447	642,300
		10,364,108
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - 0.2%
BMC Software, Inc. (a)	19,200	$ 692,352
Oracle Corp.	35,775	782,757
		1,475,109
TOTAL INFORMATION TECHNOLOGY		25,876,962
MATERIALS - 2.1%
Chemicals - 1.2%
Albemarle Corp.	39,856	1,597,827
Celanese Corp. Class A	78,876	2,105,989
CF Industries Holdings, Inc.	4,200	388,500
Clariant AG (Reg.) (a)	76,800	987,991
Praxair, Inc.	19,900	1,711,997
Solutia, Inc. (a)	108,800	1,473,152
Symrise AG	7,800	192,779
		8,458,235
Containers & Packaging - 0.2%
Ball Corp.	12,500	701,000
Owens-Illinois, Inc. (a)	18,800	471,128
		1,172,128
Metals & Mining - 0.5%
Carpenter Technology Corp.	21,200	657,412
Freeport-McMoRan Copper & Gold, Inc.	10,607	763,492
Goldcorp, Inc.	12,500	554,513
Newcrest Mining Ltd.	17,805	590,280
Newmont Mining Corp.	9,400	576,408
		3,142,105
Paper & Forest Products - 0.2%
Weyerhaeuser Co.	102,000	1,601,400
TOTAL MATERIALS		14,373,868
TELECOMMUNICATION SERVICES - 2.7%
Diversified Telecommunication Services - 1.8%
AboveNet, Inc. (a)	39,188	2,022,885
AT&T, Inc.	106,100	2,867,883
Cbeyond, Inc. (a)	74,031	884,670
China Unicom (Hong Kong) Ltd. sponsored ADR	34,300	475,398
Iliad Group SA	3,652	343,452
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Qwest Communications International, Inc.	413,800	$ 2,337,970
Verizon Communications, Inc.	103,200	3,045,432
		11,977,690
Wireless Telecommunication Services - 0.9%
American Tower Corp. Class A (a)	41,100	1,925,946
Leap Wireless International, Inc. (a)	800	8,296
SBA Communications Corp. Class A (a)	25,400	909,320
Sprint Nextel Corp. (a)	724,200	2,954,736
		5,798,298
TOTAL TELECOMMUNICATION SERVICES		17,775,988
UTILITIES - 1.9%
Electric Utilities - 1.3%
American Electric Power Co., Inc.	71,400	2,528,274
FirstEnergy Corp.	60,600	2,213,718
PPL Corp.	154,592	4,198,719
		8,940,711
Independent Power Producers & Energy Traders - 0.6%
Calpine Corp. (a)	155,600	1,979,232
NRG Energy, Inc. (a)	82,500	1,676,400
		3,655,632
TOTAL UTILITIES		12,596,343
TOTAL COMMON STOCKS (Cost $425,516,271)		419,615,247
Preferred Stocks - 19.9%

Convertible Preferred Stocks - 6.3%
CONSUMER DISCRETIONARY - 0.9%
Automobiles - 0.4%
Ford Motor Co. Capital Trust II 6.50%	59,800	2,760,368
Preferred Stocks - continued
	Shares	Value
Convertible Preferred Stocks - continued
CONSUMER DISCRETIONARY - continued
Media - 0.5%
Emmis Communications Corp. Series A, 6.25% (a)	10,100	$ 230,381
Interpublic Group of Companies, Inc. 5.25%	3,344	2,936,400
		3,166,781
TOTAL CONSUMER DISCRETIONARY		5,927,149
CONSUMER STAPLES - 0.2%
Food Products - 0.2%
Archer Daniels Midland Co. 6.25%	25,700	1,053,957
ENERGY - 1.2%
Oil, Gas & Consumable Fuels - 1.2%
Apache Corp. 6.00% (a)	23,700	1,280,511
Chesapeake Energy Corp. 4.50%	20,500	1,678,438
El Paso Corp.:
4.99% (g)	2,000	2,099,960
4.99%	3,075	3,228,689
		8,287,598
FINANCIALS - 2.4%
Capital Markets - 0.1%
Legg Mason, Inc. 7.00%	13,100	353,700
Commercial Banks - 0.7%
Huntington Bancshares, Inc. 8.50%	886	917,019
KeyCorp Series A, 7.75%	9,000	878,670
Wells Fargo & Co. 7.50%	2,990	2,954,120
		4,749,809
Diversified Financial Services - 1.3%
AMG Capital Trust I 5.10%	12,800	510,400
Bank of America Corp. Series L, 7.25%	1,498	1,423,100
Citigroup, Inc. 7.50%	35,100	4,017,195
United Rentals Trust I 6.50%	77,363	2,485,673
		8,436,368
Insurance - 0.1%
Hartford Financial Services Group, Inc. Series F 7.25%	32,700	722,467
Preferred Stocks - continued
	Shares	Value
Convertible Preferred Stocks - continued
FINANCIALS - continued
Real Estate Investment Trusts - 0.2%
CommonWealth REIT 6.50%	34,390	$ 730,788
FelCor Lodging Trust, Inc. Series A, 1.95% (a)	29,612	586,688
		1,317,476
Real Estate Management & Development - 0.0%
Grubb & Ellis Co.:
12.00% (g)	2,700	216,000
12.00% (a)(g)	1,000	80,000
		296,000
TOTAL FINANCIALS		15,875,820
HEALTH CARE - 0.5%
Health Care Providers & Services - 0.4%
HealthSouth Corp. Series A 6.50%	3,108	2,464,395
Omnicare Capital Trust II Series B, 4.00%	8,900	287,114
		2,751,509
Pharmaceuticals - 0.1%
Mylan, Inc. 6.50%	387	405,866
TOTAL HEALTH CARE		3,157,375
INFORMATION TECHNOLOGY - 0.1%
Communications Equipment - 0.1%
Lucent Technologies Capital Trust I 7.75%	998	778,440
UTILITIES - 1.0%
Electric Utilities - 0.1%
Great Plains Energy, Inc. 12.00%	3,300	203,511
PPL Corp. 9.50% (a)	13,600	767,856
		971,367
Multi-Utilities - 0.9%
CMS Energy Corp. 4.50%	60,000	5,884,200
TOTAL UTILITIES		6,855,567
TOTAL CONVERTIBLE PREFERRED STOCKS		41,935,906
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - 13.6%
CONSUMER DISCRETIONARY - 0.2%
Media - 0.2%
CBS Corp. 6.75%	40,000	$ 1,003,600
CONSUMER STAPLES - 0.4%
Food Products - 0.4%
H.J. Heinz Finance Co. 8.00% (g)	28	2,884,000
FINANCIALS - 7.6%
Capital Markets - 2.1%
BNY Capital V 5.95%	115,000	2,908,350
Deutsche Bank Contingent Capital Trust II 6.55%	140,000	3,327,800
Goldman Sachs Group, Inc.:
Series C, 4.9931%	40,000	884,000
Series D, 4.00%	200,000	4,216,000
Morgan Stanley Capital I Trust 6.60%	120,000	2,980,800
		14,316,950
Commercial Banks - 2.3%
Barclays Bank PLC Series 2	40,000	952,400
First Tennessee Bank NA, Memphis 3.90% (g)	5,000	3,250,000
HSBC Holdings PLC 8.00%	10,200	270,606
Keycorp Capital IX 6.75%	6,882	170,330
Royal Bank of Scotland Group PLC Series R, 6.125%	40,000	518,800
Santander Finance Preferred SA Unipersonal:
4.00%	40,000	731,200
6.50%	40,000	1,095,600
6.80%	149,800	3,912,776
USB Capital XII 6.30%	80,000	2,018,400
Zions Bancorp. 11.00%	80,000	2,150,400
		15,070,512
Consumer Finance - 0.0%
SLM Corp. 4.07%	1,200	41,160
Diversified Financial Services - 1.0%
Bank of America Corp.:
Series D, 6.204%	20,000	434,000
Series H, 8.20%	56,015	1,430,063
Deutsche Bank Capital Funding Trust VIII 6.375%	20,000	469,400
General Electric Capital Corp. 6.05%	40,000	1,014,400
GMAC, Inc. 7.00% (g)	3,000	2,460,000
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
FINANCIALS - continued
Diversified Financial Services - continued
RBS Capital Funding Trust V Series E 5.90%	20,000	$ 278,000
RBS Capital Funding Trust VII Series G 6.08%	40,400	555,904
		6,641,767
Insurance - 0.1%
MetLife, Inc. Series A, 4.39%	40,000	946,000
Real Estate Investment Trusts - 1.7%
Apartment Investment & Management Co. Series V, 8.00%	79,000	1,988,430
CBL & Associates Properties, Inc. 7.375%	49,500	1,170,675
Hospitality Properties Trust:
Series B, 8.875%	125,000	3,173,750
Series C, 7.00%	100,000	2,418,000
Public Storage Series M, 6.625%	50,000	1,279,500
Vornado Realty Trust Series E, 7.00%	40,000	1,028,400
		11,058,755
Thrifts & Mortgage Finance - 0.4%
Fannie Mae:
Series E, 5.10% (a)	27,562	27,562
Series H, 5.81% (a)	71,200	46,280
Series I, 5.375% (a)	5,000	5,150
Series L, 5.125% (a)	140,900	84,540
Series N, 5.50% (a)	92,650	60,223
Series O, 7.00% (a)	42,200	17,302
Series R, 7.65% (a)	40,000	13,320
Series T, 8.25% (a)	40,000	13,600
Freddie Mac:
Series F, 5.00% (a)	68,500	66,445
Series H, 5.10% (a)	10,300	5,974
Series K, 5.79% (a)	25,200	15,120
Series O, 5.81% (a)	19,500	11,700
Series R, 5.70% (a)	117,000	70,200
Series S, 0.00% (a)	10,000	6,000
Series U, 5.90% (a)	40,000	16,000
Series V, 5.57% (a)	566,000	175,460
Series W, 5.66% (a)	161,600	50,128
Santander Holdings USA, Inc. Series C 7.30%	80,000	2,072,000
		2,757,004
TOTAL FINANCIALS		50,832,148
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
MATERIALS - 0.1%
Chemicals - 0.1%
E.I. du Pont de Nemours & Co. Series B, 4.50%	9,900	$ 889,515
TELECOMMUNICATION SERVICES - 0.7%
Diversified Telecommunication Services - 0.7%
AT&T, Inc. 6.375%	161,800	4,362,128
UTILITIES - 4.6%
Electric Utilities - 4.0%
Alabama Power Co.:
4.60%	2,000	163,000
5.625%	137,300	3,363,850
6.45%	80,000	2,105,000
Baltimore Gas & Electric Co. Series 1993, 6.70%	10,000	993,500
Duquesne Light Co. 6.50%	66,050	3,221,259
FPL Group Capital Trust I 5.875%	20,000	514,200
FPL Group Capital, Inc. Series E, 7.45%	60,000	1,624,800
Mid-American Energy Co. 4.40%	5,000	447,969
Pacific Gas & Electric Co.:
Series B, 5.50%	61,900	1,608,781
Series D 5.00%	69,200	1,590,908
PPL Electric Utilities Corp. 6.25%	190,000	4,738,125
Southern California Edison Co.:
6.125%	35,000	3,263,750
Series C:
4.24%	34,600	669,510
6.00%	20,000	1,892,500
Series D, 4.32%	15,000	302,250
		26,499,402
Independent Power Producers & Energy Traders - 0.0%
Heco Capital Trust III 6.50%	12,000	306,120
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
UTILITIES - continued
Multi-Utilities - 0.6%
Consolidated Edison Co. of New York, Inc. Series A, 5.00%	25,205	$ 2,255,848
San Diego Gas & Electric Co. 1.70%	67,548	1,756,248
		4,012,096
TOTAL UTILITIES		30,817,618
TOTAL NONCONVERTIBLE PREFERRED STOCKS		90,789,009
TOTAL PREFERRED STOCKS (Cost $180,293,505)		132,724,915
Preferred Securities - 1.0%
	Principal Amount
FINANCIALS - 1.0%
Commercial Banks - 0.4%
PNC Preferred Funding Trust I 6.517% 12/31/49 (g)(h)	$ 3,000,000	2,276,440
SunTrust Preferred Capital I 5.853% 12/15/49 (h)	168,000	119,696
		2,396,136
Diversified Financial Services - 0.6%
JPMorgan Chase & Co. 7.9% (h)	4,000,000	4,395,573
TOTAL PREFERRED SECURITIES (Cost $6,756,615)		6,791,709
Money Market Funds - 2.4%
	Shares
Fidelity Cash Central Fund, 0.24% (b)	12,655,998	12,655,998
Fidelity Securities Lending Cash Central Fund, 0.27% (b)(c)	3,120,800	3,120,800
TOTAL MONEY MARKET FUNDS (Cost $15,776,798)		15,776,798
Cash Equivalents - 0.0%
	Maturity Amount	Value
Investments in repurchase agreements in a joint trading account at 0.24%, dated 8/31/10 due 9/1/10 (Collateralized by U.S. Government Obligations) # (Cost $35,000)	$ 35,000	$ 35,000
TOTAL INVESTMENT PORTFOLIO - 98.9% (Cost $715,550,326)		660,558,472
NET OTHER ASSETS (LIABILITIES) - 1.1%		7,654,526
NET ASSETS - 100%		$ 668,212,998
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Non-income producing - Security is in default.
(e) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(f) Security or a portion of the security is on loan at period end.

(g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $32,337,838 or 4.8% of net assets.

(h) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$35,000 due 9/01/10 at 0.24%
BNP Paribas Securities Corp.	$ 8,799
Bank of America NA	3,093
Barclays Capital, Inc.	2,073
Credit Suisse Securities (USA) LLC	1,547
Deutsche Bank Securities, Inc.	773
HSBC Securities (USA), Inc.	2,320
J.P. Morgan Securities, Inc.	10,826
Mizuho Securities USA, Inc.	1,547
Societe Generale, New York Branch	3,867
Wells Fargo Securities LLC	155
$ 35,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 19,208
Fidelity Securities Lending Cash Central Fund	10,298
Total	$ 29,506
Other Information

The following is a summary of the inputs used, as of August 31, 2010, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 42,137,561	$ 34,406,992	$ 7,730,569	$ -
Consumer Staples	28,992,936	25,054,979	3,937,957	-
Energy	41,408,726	36,080,077	5,328,649	-
Financials	249,313,308	229,853,814	19,459,494	-
Health Care	41,218,917	38,061,542	3,157,375	-
Industrials	34,942,285	34,942,285	-	-
Information Technology	26,655,402	25,876,962	778,440	-
Materials	15,263,383	15,263,383	-	-
Telecommunication Services	22,138,116	22,138,116	-	-
Utilities	50,269,528	21,468,760	27,044,520	1,756,248
Corporate Bonds	85,614,803	-	85,614,703	100
Preferred Securities	6,791,709	-	6,791,709	-
Money Market Funds	15,776,798	15,776,798	-	-
Cash Equivalents	35,000	-	35,000	-
Total Investments in Securities:	$ 660,558,472	$ 498,923,708	$ 159,878,416	$ 1,756,348
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 100
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	23,642
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	1,732,606
Transfers out of Level 3	-
Ending Balance	$ 1,756,348
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at August 31, 2010	$ 23,642

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At August 31, 2010, the cost of investment securities for income tax purposes was $731,526,598. Net unrealized depreciation aggregated $70,968,126, of which $46,841,432 related to appreciated investment securities and $117,809,558 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds and preferred securities, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value and are categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Strategic
Dividend & Income Fund
Class A
Class T
Class B
Class C
Institutional Class

August 31, 2010

Class A, Class T, Class B, Class C and
Institutional Class
are classes of Fidelity® Strategic
Dividend & Income Fund

1.805772.106

ASDI-QTLY-1010

Investments August 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 12.8%
	Principal Amount	Value
Convertible Bonds - 11.0%
CONSUMER DISCRETIONARY - 1.4%
Auto Components - 0.1%
BorgWarner, Inc. 3.5% 4/15/12	$ 310,000	$ 445,315
Hotels, Restaurants & Leisure - 0.4%
MGM Mirage, Inc. 4.25% 4/15/15 (g)	2,910,000	2,384,381
Wyndham Worldwide Corp. 3.5% 5/1/12	130,000	244,361
		2,628,742
Household Durables - 0.1%
Newell Rubbermaid, Inc. 5.5% 3/15/14	210,000	397,819
Leisure Equipment & Products - 0.0%
Eastman Kodak Co. 7% 4/1/17 (g)	380,000	324,292
Media - 0.1%
Virgin Media, Inc. 6.5% 11/15/16	490,000	671,839
Specialty Retail - 0.7%
Group 1 Automotive, Inc. 3% 3/15/20 (g)	585,000	504,387
RadioShack Corp. 2.5% 8/1/13 (g)	3,120,000	3,318,900
Sonic Automotive, Inc. 5% 10/1/29	1,100,000	1,097,140
		4,920,427
TOTAL CONSUMER DISCRETIONARY		9,388,434
CONSUMER STAPLES - 0.1%
Beverages - 0.1%
Molson Coors Brewing Co. 2.5% 7/30/13	760,000	830,832
ENERGY - 0.9%
Energy Equipment & Services - 0.2%
Exterran Holdings, Inc. 4.25% 6/15/14	670,000	791,873
Oil States International, Inc. 2.375% 7/1/25	180,000	253,575
		1,045,448
Oil, Gas & Consumable Fuels - 0.7%
Alpha Natural Resources, Inc. 2.375% 4/15/15	340,000	362,372
Chesapeake Energy Corp. 2.5% 5/15/37	1,280,000	1,056,768
Massey Energy Co. 3.25% 8/1/15	190,000	163,932
Peabody Energy Corp. 4.75% 12/15/66	1,330,000	1,369,900
Pioneer Natural Resources Co. 2.875% 1/15/38	630,000	732,375
Corporate Bonds - continued
	Principal Amount	Value
Convertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Quicksilver Resources, Inc. 1.875% 11/1/24	$ 710,000	$ 747,701
Western Refining, Inc. 5.75% 6/15/14	270,000	202,770
		4,635,818
TOTAL ENERGY		5,681,266
FINANCIALS - 0.6%
Capital Markets - 0.4%
Janus Capital Group, Inc. 3.25% 7/15/14	300,000	313,560
Jefferies Group, Inc. 3.875% 11/1/29	2,130,000	2,102,044
Penson Worldwide, Inc. 8% 6/1/14 (g)	350,000	288,120
		2,703,724
Diversified Financial Services - 0.0%
KKR Financial Holdings LLC 7.5% 1/15/17	240,000	292,968
Real Estate Investment Trusts - 0.1%
Alexandria Real Estate Equities, Inc. 3.7% 1/15/27 (g)	440,000	431,684
Health Care REIT, Inc. 4.75% 12/1/26	460,000	503,413
		935,097
Thrifts & Mortgage Finance - 0.1%
The PMI Group, Inc. 4.5% 4/15/20	400,000	315,500
TOTAL FINANCIALS		4,247,289
HEALTH CARE - 2.5%
Biotechnology - 0.5%
BioMarin Pharmaceutical, Inc. 1.875% 4/23/17	420,000	485,268
Cephalon, Inc. 2% 6/1/15	820,000	1,071,141
Gilead Sciences, Inc.:
0.625% 5/1/13	200,000	208,560
1.625% 5/1/16 (g)	1,280,000	1,262,400
Incyte Corp. 4.75% 10/1/15 (g)	170,000	286,059
		3,313,428
Health Care Equipment & Supplies - 0.5%
Inverness Medical Innovations, Inc. 3% 5/15/16 (g)	4,000,000	3,560,000
Health Care Providers & Services - 0.5%
Health Management Associates, Inc. 3.75% 5/1/28 (g)	580,000	562,194
Corporate Bonds - continued
	Principal Amount	Value
Convertible Bonds - continued
HEALTH CARE - continued
Health Care Providers & Services - continued
Laboratory Corp. of America Holdings 0% 9/11/21	$ 2,180,000	$ 2,121,140
LifePoint Hospitals, Inc. 3.5% 5/15/14	680,000	644,028
		3,327,362
Life Sciences Tools & Services - 0.4%
Invitrogen Corp.:
1.5% 2/15/24	1,350,000	1,468,125
3.25% 6/15/25	1,060,000	1,132,928
		2,601,053
Pharmaceuticals - 0.6%
Biovail Corp. 5.375% 8/1/14	2,230,000	3,642,259
Mylan, Inc. 3.75% 9/15/15	240,000	349,800
		3,992,059
TOTAL HEALTH CARE		16,793,902
INDUSTRIALS - 1.2%
Aerospace & Defense - 0.1%
Alliant Techsystems, Inc. 3% 8/15/24	590,000	620,975
Commercial Services & Supplies - 0.3%
Covanta Holding Corp. 3.25% 6/1/14	1,880,000	1,991,108
Construction & Engineering - 0.5%
Fluor Corp. 1.5% 2/15/24	970,000	1,558,063
MasTec, Inc. 4.25% 12/15/14 (g)	2,230,000	2,140,800
		3,698,863
Electrical Equipment - 0.1%
EnerSys 3.375% 6/1/38 (e)	540,000	515,808
Industrial Conglomerates - 0.1%
Textron, Inc. 4.5% 5/1/13	310,000	460,381
Machinery - 0.1%
Actuant Corp. 2% 11/15/23	120,000	128,748
ArvinMeritor, Inc. 4% 2/15/27	60,000	50,025
Danaher Corp. 0% 1/22/21	270,000	284,850
		463,623
Corporate Bonds - continued
	Principal Amount	Value
Convertible Bonds - continued
INDUSTRIALS - continued
Road & Rail - 0.0%
Hertz Global Holdings, Inc. 5.25% 6/1/14	$ 280,000	$ 351,680
TOTAL INDUSTRIALS		8,102,438
INFORMATION TECHNOLOGY - 2.5%
Communications Equipment - 0.4%
CommScope, Inc. 3.25% 7/1/15	1,770,000	1,774,602
Powerwave Technologies, Inc. 1.875% 11/15/24	720,000	677,250
		2,451,852
Computers & Peripherals - 0.4%
EMC Corp.:
1.75% 12/1/11	960,000	1,169,760
1.75% 12/1/13	1,340,000	1,709,338
		2,879,098
Internet Software & Services - 0.2%
Equinix, Inc. 4.75% 6/15/16	790,000	1,027,474
VeriSign, Inc. 3.25% 8/15/37	570,000	578,835
		1,606,309
IT Services - 0.3%
CACI International, Inc. 2.125% 5/1/14	1,550,000	1,522,875
CSG Systems International, Inc. 3% 3/1/17 (g)	200,000	195,900
		1,718,775
Semiconductors & Semiconductor Equipment - 0.4%
Intel Corp. 3.25% 8/1/39 (g)	870,000	974,574
Microchip Technology, Inc. 2.125% 12/15/37	510,000	504,263
Micron Technology, Inc. 4.25% 10/15/13	230,000	336,663
SunPower Corp.:
4.5% 3/15/15 (g)	755,000	590,184
4.75% 4/15/14	240,000	195,300
		2,600,984
Software - 0.8%
Informatica Corp. 3% 3/15/26	380,000	618,412
Corporate Bonds - continued
	Principal Amount	Value
Convertible Bonds - continued
INFORMATION TECHNOLOGY - continued
Software - continued
Nuance Communications, Inc. 2.75% 8/15/27	$ 480,000	$ 498,900
Symantec Corp. 1% 6/15/13	4,230,000	4,311,216
		5,428,528
TOTAL INFORMATION TECHNOLOGY		16,685,546
MATERIALS - 1.2%
Chemicals - 0.2%
Ferro Corp. 6.5% 8/15/13	1,360,000	1,394,000
Containers & Packaging - 0.1%
Owens-Brockway Glass Container, Inc. 3% 6/1/15 (g)	800,000	759,120
Metals & Mining - 0.8%
AngloGold Ashanti Holdings Finance PLC 3.5% 5/22/14 (g)	900,000	1,005,750
Goldcorp, Inc. 2% 8/1/14	670,000	815,725
Newmont Mining Corp.:
1.25% 7/15/14	450,000	642,938
1.625% 7/15/17	1,420,000	2,059,710
3% 2/15/12	500,000	700,800
		5,224,923
Paper & Forest Products - 0.1%
Rayonier TRS Holdings, Inc. 4.5% 8/15/15 (g)	410,000	482,693
TOTAL MATERIALS		7,860,736
TELECOMMUNICATION SERVICES - 0.5%
Diversified Telecommunication Services - 0.0%
Time Warner Telecom, Inc. 2.375% 4/1/26	50,000	56,500
Wireless Telecommunication Services - 0.5%
Leap Wireless International, Inc. 4.5% 7/15/14	3,310,000	2,871,425
NII Holdings, Inc. 3.125% 6/15/12	60,000	58,050
		2,929,475
TOTAL TELECOMMUNICATION SERVICES		2,985,975
Corporate Bonds - continued
	Principal Amount	Value
Convertible Bonds - continued
UTILITIES - 0.1%
Multi-Utilities - 0.1%
CMS Energy Corp.:
2.875% 12/1/24	$ 380,000	$ 516,800
5.5% 6/15/29	170,000	221,425
		738,225
TOTAL CONVERTIBLE BONDS		73,314,643
Nonconvertible Bonds - 1.8%
FINANCIALS - 1.4%
Capital Markets - 0.5%
JPMorgan Chase Capital XXII 6.45% 2/2/37	3,000,000	2,953,020
Lehman Brothers Holdings, Inc. 1.0819% (d)(h)	1,000,000	100
		2,953,120
Commercial Banks - 0.7%
Capital One Capital IV 6.745% 2/17/37 (h)	2,000,000	1,900,000
Wells Fargo Capital X 5.95% 12/15/36	1,000,000	964,540
Wells Fargo Capital XIII 7.7% (h)	2,000,000	2,040,000
		4,904,540
Diversified Financial Services - 0.2%
Goldman Sachs Capital II 5.793% (h)	2,000,000	1,607,500
TOTAL FINANCIALS		9,465,160
UTILITIES - 0.4%
Multi-Utilities - 0.4%
Wisconsin Energy Corp. 6.25% 5/15/67 (h)	3,000,000	2,835,000
TOTAL NONCONVERTIBLE BONDS		12,300,160
TOTAL CORPORATE BONDS (Cost $87,172,137)		85,614,803
Common Stocks - 62.8%
	Shares	Value
CONSUMER DISCRETIONARY - 5.3%
Auto Components - 0.1%
Tenneco, Inc. (a)	28,642	$ 708,030
Automobiles - 0.2%
Bayerische Motoren Werke AG (BMW)	24,127	1,274,106
Hotels, Restaurants & Leisure - 0.9%
Brinker International, Inc.	700	11,025
Las Vegas Sands Corp. unit	4,270	2,033,801
Starwood Hotels & Resorts Worldwide, Inc.	23,900	1,116,847
The Cheesecake Factory, Inc. (a)	25,600	573,184
WMS Industries, Inc. (a)	27,900	985,986
Wyndham Worldwide Corp.	35,400	820,926
		5,541,769
Household Durables - 1.7%
D.R. Horton, Inc.	325,937	3,344,114
Lennar Corp. Class A	138,100	1,818,777
PulteGroup, Inc. (a)	356,850	2,865,506
Stanley Black & Decker, Inc.	63,461	3,404,048
		11,432,445
Media - 1.3%
The Walt Disney Co.	117,200	3,819,548
Time Warner Cable, Inc.	34,200	1,765,062
Virgin Media, Inc.	151,357	3,149,739
		8,734,349
Specialty Retail - 0.5%
Advance Auto Parts, Inc.	24,500	1,334,515
Best Buy Co., Inc.	25,700	806,723
Group 1 Automotive, Inc. (a)	11,100	280,164
OfficeMax, Inc. (a)	46,101	449,024
TJX Companies, Inc.	15,800	627,102
		3,497,528
Textiles, Apparel & Luxury Goods - 0.6%
Phillips-Van Heusen Corp.	32,884	1,502,141
Polo Ralph Lauren Corp. Class A	17,001	1,287,656
VF Corp.	17,400	1,228,788
		4,018,585
TOTAL CONSUMER DISCRETIONARY		35,206,812
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - 3.7%
Beverages - 0.4%
Anheuser-Busch InBev SA NV	10,250	$ 533,230
The Coca-Cola Co.	36,800	2,057,856
		2,591,086
Food & Staples Retailing - 0.8%
CVS Caremark Corp.	65,700	1,773,900
Kroger Co.	76,400	1,507,372
Susser Holdings Corp. (a)	30,640	355,730
Wal-Mart Stores, Inc.	12,900	646,806
Whole Foods Market, Inc. (a)	25,800	897,582
		5,181,390
Food Products - 0.1%
B&G Foods, Inc. Class A	96,900	1,034,892
Household Products - 1.1%
Kimberly-Clark Corp.	26,500	1,706,600
Procter & Gamble Co.	93,458	5,576,639
		7,283,239
Personal Products - 0.2%
Avon Products, Inc.	38,600	1,123,260
USANA Health Sciences, Inc. (a)	9,700	412,250
		1,535,510
Tobacco - 1.1%
Philip Morris International, Inc.	144,418	7,428,862
TOTAL CONSUMER STAPLES		25,054,979
ENERGY - 5.0%
Energy Equipment & Services - 1.6%
Baker Hughes, Inc.	28,302	1,063,589
Ensco International Ltd. ADR	46,950	1,931,054
Halliburton Co.	39,100	1,103,011
National Oilwell Varco, Inc.	59,100	2,221,569
Noble Corp.	57,900	1,801,848
Pride International, Inc. (a)	58,600	1,380,030
Weatherford International Ltd. (a)	73,200	1,091,412
		10,592,513
Oil, Gas & Consumable Fuels - 3.4%
Alpha Natural Resources, Inc. (a)	19,100	709,183
Apache Corp.	26,900	2,416,965
Chevron Corp.	119,400	8,854,704
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Exxon Mobil Corp.	31,500	$ 1,863,540
Frontier Oil Corp.	30,840	361,136
Marathon Oil Corp.	102,100	3,113,029
Pioneer Natural Resources Co.	35,416	2,047,753
Southwestern Energy Co. (a)	47,558	1,556,098
Sunoco, Inc.	22,800	767,904
Talisman Energy, Inc.	53,300	838,303
		22,528,615
TOTAL ENERGY		33,121,128
FINANCIALS - 27.3%
Capital Markets - 1.0%
Goldman Sachs Group, Inc.	11,655	1,596,036
Morgan Stanley	193,600	4,779,984
		6,376,020
Commercial Banks - 3.1%
City National Corp.	14,740	714,006
Comerica, Inc.	18,700	643,467
Huntington Bancshares, Inc.	160,467	848,870
KeyCorp	134,445	990,860
PNC Financial Services Group, Inc.	45,524	2,319,903
Regions Financial Corp.	111,400	716,302
Southwest Bancorp, Inc., Oklahoma	19,720	234,865
SunTrust Banks, Inc.	45,400	1,021,046
SVB Financial Group (a)	23,385	869,220
U.S. Bancorp, Delaware	190,300	3,958,240
Wells Fargo & Co.	365,200	8,600,460
		20,917,239
Consumer Finance - 1.1%
American Express Co.	92,900	3,703,923
Capital One Financial Corp.	65,000	2,460,900
Discover Financial Services	71,300	1,034,563
		7,199,386
Diversified Financial Services - 4.2%
Bank of America Corp.	986,792	12,285,554
Citigroup, Inc. (a)	1,655,191	6,157,311
JPMorgan Chase & Co.	270,778	9,845,488
		28,288,353
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - 1.7%
AFLAC, Inc.	15,737	$ 743,573
Allstate Corp.	61,200	1,689,120
Assured Guaranty Ltd.	31,900	492,855
Delphi Financial Group, Inc. Class A	45,097	1,005,663
Everest Re Group Ltd.	19,800	1,566,972
Lincoln National Corp.	76,094	1,777,556
MetLife, Inc.	42,400	1,594,240
Unum Group	18,700	374,935
XL Capital Ltd. Class A	115,500	2,068,605
		11,313,519
Real Estate Investment Trusts - 15.0%
Acadia Realty Trust (SBI)	96,600	1,733,004
Alexandria Real Estate Equities, Inc.	56,600	3,926,342
American Campus Communities, Inc.	17,000	506,430
Apartment Investment & Management Co. Class A	45,284	925,605
AvalonBay Communities, Inc.	10,875	1,144,268
Boston Properties, Inc.	34,895	2,840,453
Brandywine Realty Trust (SBI)	74,400	817,656
CBL & Associates Properties, Inc.	313,371	3,823,126
Cedar Shopping Centers, Inc.	55,500	306,360
Colonial Properties Trust (SBI)	15,200	241,072
Corporate Office Properties Trust (SBI)	3,645	131,585
DCT Industrial Trust, Inc.	106,300	492,169
Developers Diversified Realty Corp.	146,698	1,519,791
DiamondRock Hospitality Co.	444,419	3,893,110
Digital Realty Trust, Inc. (f)	64,200	3,805,134
Education Realty Trust, Inc.	285,800	1,954,872
Equity Residential (SBI)	58,245	2,669,368
Essex Property Trust, Inc.	31,821	3,365,707
Glimcher Realty Trust	48,300	286,902
HCP, Inc.	94,363	3,323,465
Healthcare Realty Trust, Inc.	48,740	1,141,003
Highwoods Properties, Inc. (SBI)	75,618	2,365,331
Host Hotels & Resorts, Inc.	92,409	1,213,330
Kimco Realty Corp.	57,912	863,468
Kite Realty Group Trust	119,834	499,708
LTC Properties, Inc.	8,400	207,312
Mid-America Apartment Communities, Inc.	62,200	3,512,434
National Health Investors, Inc.	40,573	1,700,820
Omega Healthcare Investors, Inc.	74,200	1,591,590
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Plum Creek Timber Co., Inc.	49,214	$ 1,696,407
Post Properties, Inc.	49,000	1,244,600
Potlatch Corp.	36,530	1,223,755
ProLogis Trust	465,765	5,053,550
Public Storage	81,216	7,960,792
Simon Property Group, Inc.	115,863	10,479,808
SL Green Realty Corp.	72,000	4,340,160
Sunstone Hotel Investors, Inc. (a)	252,991	2,168,133
The Macerich Co.	108,551	4,496,182
U-Store-It Trust	7,500	60,000
Ventas, Inc.	111,300	5,621,763
Vornado Realty Trust	64,561	5,233,315
		100,379,880
Real Estate Management & Development - 1.2%
CB Richard Ellis Group, Inc. Class A (a)	381,800	6,269,156
Forest City Enterprises, Inc. Class A (a)	11,100	125,097
Helical Bar PLC	25,900	113,225
Jones Lang LaSalle, Inc.	21,500	1,623,465
		8,130,943
TOTAL FINANCIALS		182,605,340
HEALTH CARE - 5.7%
Biotechnology - 0.8%
Amgen, Inc. (a)	45,600	2,327,424
ARIAD Pharmaceuticals, Inc. (a)	101,900	356,650
BioMarin Pharmaceutical, Inc. (a)	18,900	383,481
Genzyme Corp. (a)	6,000	420,660
Gilead Sciences, Inc. (a)	29,700	946,242
Incyte Corp. (a)	13,000	162,760
Keryx Biopharmaceuticals, Inc. (a)	80,700	282,450
United Therapeutics Corp. (a)	10,900	503,798
ZIOPHARM Oncology, Inc. (a)	66,500	239,400
		5,622,865
Health Care Equipment & Supplies - 0.3%
Abiomed, Inc. (a)	31,306	283,319
AGA Medical Holdings, Inc.	27,200	371,280
Cooper Companies, Inc.	17,000	685,780
Edwards Lifesciences Corp. (a)	4,200	241,794
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Stryker Corp.	6,300	$ 272,097
Wright Medical Group, Inc. (a)	21,200	281,324
		2,135,594
Health Care Providers & Services - 0.9%
Brookdale Senior Living, Inc. (a)	21,300	285,420
CIGNA Corp.	51,400	1,656,108
Emeritus Corp. (a)	120,051	1,846,384
Fresenius Medical Care AG & Co. KGaA sponsored ADR	6,100	345,626
Medco Health Solutions, Inc. (a)	40,370	1,755,288
Sunrise Senior Living, Inc. (a)	173,357	383,119
		6,271,945
Health Care Technology - 0.1%
Allscripts-Misys Healthcare Solutions, Inc. (a)	17,900	299,109
MedAssets, Inc. (a)	13,700	271,534
		570,643
Life Sciences Tools & Services - 0.3%
Covance, Inc. (a)	9,800	371,714
Life Technologies Corp. (a)	2,897	123,905
PAREXEL International Corp. (a)	32,300	642,447
PerkinElmer, Inc.	29,500	619,795
		1,757,861
Pharmaceuticals - 3.3%
Ardea Biosciences, Inc. (a)	27,600	555,864
Biovail Corp. (f)	21,500	491,803
Cadence Pharmaceuticals, Inc. (a)	34,400	271,760
Cardiome Pharma Corp. (a)	23,100	140,387
Johnson & Johnson	106,944	6,097,947
Merck & Co., Inc.	199,890	7,028,132
Pfizer, Inc.	371,500	5,917,995
Teva Pharmaceutical Industries Ltd. sponsored ADR	23,700	1,198,746
		21,702,634
TOTAL HEALTH CARE		38,061,542
INDUSTRIALS - 5.2%
Aerospace & Defense - 1.0%
DigitalGlobe, Inc. (a)	12,648	387,914
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Aerospace & Defense - continued
Precision Castparts Corp.	18,700	$ 2,116,466
United Technologies Corp.	66,000	4,303,860
		6,808,240
Airlines - 0.3%
AMR Corp. (a)	37,200	227,292
Southwest Airlines Co.	98,800	1,091,740
UAL Corp. (a)	19,000	402,610
		1,721,642
Building Products - 0.1%
Owens Corning (a)	23,645	643,144
Commercial Services & Supplies - 0.2%
Republic Services, Inc.	16,300	479,709
Schawk, Inc. Class A	10,000	152,000
The Geo Group, Inc. (a)	18,200	402,220
		1,033,929
Construction & Engineering - 0.1%
KBR, Inc.	20,900	484,880
Electrical Equipment - 0.4%
Regal-Beloit Corp.	47,150	2,608,338
Industrial Conglomerates - 0.7%
General Electric Co.	258,553	3,743,847
Textron, Inc.	56,900	971,283
		4,715,130
Machinery - 1.1%
Cummins, Inc.	39,194	2,916,426
Danaher Corp.	54,200	1,969,086
Gardner Denver, Inc.	22,200	1,059,828
SPX Corp.	13,800	773,628
Timken Co.	28,500	932,235
		7,651,203
Marine - 0.0%
Alexander & Baldwin, Inc.	5,200	175,968
Professional Services - 0.2%
Equifax, Inc.	23,200	683,704
Manpower, Inc.	19,100	811,750
		1,495,454
Road & Rail - 1.1%
Con-way, Inc.	20,900	547,789
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Road & Rail - continued
CSX Corp.	58,400	$ 2,913,576
Union Pacific Corp.	56,800	4,142,992
		7,604,357
TOTAL INDUSTRIALS		34,942,285
INFORMATION TECHNOLOGY - 3.9%
Communications Equipment - 0.6%
Adtran, Inc.	32,900	1,034,047
Cisco Systems, Inc. (a)	42,000	842,100
Juniper Networks, Inc. (a)	35,890	976,208
QUALCOMM, Inc.	26,725	1,023,835
		3,876,190
Electronic Equipment & Components - 0.7%
Amphenol Corp. Class A	20,500	834,760
Avnet, Inc. (a)	81,400	1,864,060
Flextronics International Ltd. (a)	167,600	826,268
Tyco Electronics Ltd.	59,700	1,463,844
		4,988,932
Internet Software & Services - 0.4%
eBay, Inc. (a)	66,600	1,547,784
Google, Inc. Class A (a)	2,097	943,692
		2,491,476
IT Services - 0.3%
MasterCard, Inc. Class A	10,300	2,043,108
Office Electronics - 0.1%
Xerox Corp.	75,597	638,039
Semiconductors & Semiconductor Equipment - 1.6%
Advanced Micro Devices, Inc. (a)	190,108	1,068,407
Analog Devices, Inc.	22,900	638,452
ASML Holding NV	41,700	1,031,241
Avago Technologies Ltd.	36,000	725,400
KLA-Tencor Corp.	22,580	632,466
Lam Research Corp. (a)	44,900	1,621,339
Marvell Technology Group Ltd. (a)	46,651	743,617
Micron Technology, Inc. (a)	113,375	732,969
ON Semiconductor Corp. (a)	409,048	2,527,917
Standard Microsystems Corp. (a)	35,447	642,300
		10,364,108
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - 0.2%
BMC Software, Inc. (a)	19,200	$ 692,352
Oracle Corp.	35,775	782,757
		1,475,109
TOTAL INFORMATION TECHNOLOGY		25,876,962
MATERIALS - 2.1%
Chemicals - 1.2%
Albemarle Corp.	39,856	1,597,827
Celanese Corp. Class A	78,876	2,105,989
CF Industries Holdings, Inc.	4,200	388,500
Clariant AG (Reg.) (a)	76,800	987,991
Praxair, Inc.	19,900	1,711,997
Solutia, Inc. (a)	108,800	1,473,152
Symrise AG	7,800	192,779
		8,458,235
Containers & Packaging - 0.2%
Ball Corp.	12,500	701,000
Owens-Illinois, Inc. (a)	18,800	471,128
		1,172,128
Metals & Mining - 0.5%
Carpenter Technology Corp.	21,200	657,412
Freeport-McMoRan Copper & Gold, Inc.	10,607	763,492
Goldcorp, Inc.	12,500	554,513
Newcrest Mining Ltd.	17,805	590,280
Newmont Mining Corp.	9,400	576,408
		3,142,105
Paper & Forest Products - 0.2%
Weyerhaeuser Co.	102,000	1,601,400
TOTAL MATERIALS		14,373,868
TELECOMMUNICATION SERVICES - 2.7%
Diversified Telecommunication Services - 1.8%
AboveNet, Inc. (a)	39,188	2,022,885
AT&T, Inc.	106,100	2,867,883
Cbeyond, Inc. (a)	74,031	884,670
China Unicom (Hong Kong) Ltd. sponsored ADR	34,300	475,398
Iliad Group SA	3,652	343,452
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Qwest Communications International, Inc.	413,800	$ 2,337,970
Verizon Communications, Inc.	103,200	3,045,432
		11,977,690
Wireless Telecommunication Services - 0.9%
American Tower Corp. Class A (a)	41,100	1,925,946
Leap Wireless International, Inc. (a)	800	8,296
SBA Communications Corp. Class A (a)	25,400	909,320
Sprint Nextel Corp. (a)	724,200	2,954,736
		5,798,298
TOTAL TELECOMMUNICATION SERVICES		17,775,988
UTILITIES - 1.9%
Electric Utilities - 1.3%
American Electric Power Co., Inc.	71,400	2,528,274
FirstEnergy Corp.	60,600	2,213,718
PPL Corp.	154,592	4,198,719
		8,940,711
Independent Power Producers & Energy Traders - 0.6%
Calpine Corp. (a)	155,600	1,979,232
NRG Energy, Inc. (a)	82,500	1,676,400
		3,655,632
TOTAL UTILITIES		12,596,343
TOTAL COMMON STOCKS (Cost $425,516,271)		419,615,247
Preferred Stocks - 19.9%

Convertible Preferred Stocks - 6.3%
CONSUMER DISCRETIONARY - 0.9%
Automobiles - 0.4%
Ford Motor Co. Capital Trust II 6.50%	59,800	2,760,368
Preferred Stocks - continued
	Shares	Value
Convertible Preferred Stocks - continued
CONSUMER DISCRETIONARY - continued
Media - 0.5%
Emmis Communications Corp. Series A, 6.25% (a)	10,100	$ 230,381
Interpublic Group of Companies, Inc. 5.25%	3,344	2,936,400
		3,166,781
TOTAL CONSUMER DISCRETIONARY		5,927,149
CONSUMER STAPLES - 0.2%
Food Products - 0.2%
Archer Daniels Midland Co. 6.25%	25,700	1,053,957
ENERGY - 1.2%
Oil, Gas & Consumable Fuels - 1.2%
Apache Corp. 6.00% (a)	23,700	1,280,511
Chesapeake Energy Corp. 4.50%	20,500	1,678,438
El Paso Corp.:
4.99% (g)	2,000	2,099,960
4.99%	3,075	3,228,689
		8,287,598
FINANCIALS - 2.4%
Capital Markets - 0.1%
Legg Mason, Inc. 7.00%	13,100	353,700
Commercial Banks - 0.7%
Huntington Bancshares, Inc. 8.50%	886	917,019
KeyCorp Series A, 7.75%	9,000	878,670
Wells Fargo & Co. 7.50%	2,990	2,954,120
		4,749,809
Diversified Financial Services - 1.3%
AMG Capital Trust I 5.10%	12,800	510,400
Bank of America Corp. Series L, 7.25%	1,498	1,423,100
Citigroup, Inc. 7.50%	35,100	4,017,195
United Rentals Trust I 6.50%	77,363	2,485,673
		8,436,368
Insurance - 0.1%
Hartford Financial Services Group, Inc. Series F 7.25%	32,700	722,467
Preferred Stocks - continued
	Shares	Value
Convertible Preferred Stocks - continued
FINANCIALS - continued
Real Estate Investment Trusts - 0.2%
CommonWealth REIT 6.50%	34,390	$ 730,788
FelCor Lodging Trust, Inc. Series A, 1.95% (a)	29,612	586,688
		1,317,476
Real Estate Management & Development - 0.0%
Grubb & Ellis Co.:
12.00% (g)	2,700	216,000
12.00% (a)(g)	1,000	80,000
		296,000
TOTAL FINANCIALS		15,875,820
HEALTH CARE - 0.5%
Health Care Providers & Services - 0.4%
HealthSouth Corp. Series A 6.50%	3,108	2,464,395
Omnicare Capital Trust II Series B, 4.00%	8,900	287,114
		2,751,509
Pharmaceuticals - 0.1%
Mylan, Inc. 6.50%	387	405,866
TOTAL HEALTH CARE		3,157,375
INFORMATION TECHNOLOGY - 0.1%
Communications Equipment - 0.1%
Lucent Technologies Capital Trust I 7.75%	998	778,440
UTILITIES - 1.0%
Electric Utilities - 0.1%
Great Plains Energy, Inc. 12.00%	3,300	203,511
PPL Corp. 9.50% (a)	13,600	767,856
		971,367
Multi-Utilities - 0.9%
CMS Energy Corp. 4.50%	60,000	5,884,200
TOTAL UTILITIES		6,855,567
TOTAL CONVERTIBLE PREFERRED STOCKS		41,935,906
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - 13.6%
CONSUMER DISCRETIONARY - 0.2%
Media - 0.2%
CBS Corp. 6.75%	40,000	$ 1,003,600
CONSUMER STAPLES - 0.4%
Food Products - 0.4%
H.J. Heinz Finance Co. 8.00% (g)	28	2,884,000
FINANCIALS - 7.6%
Capital Markets - 2.1%
BNY Capital V 5.95%	115,000	2,908,350
Deutsche Bank Contingent Capital Trust II 6.55%	140,000	3,327,800
Goldman Sachs Group, Inc.:
Series C, 4.9931%	40,000	884,000
Series D, 4.00%	200,000	4,216,000
Morgan Stanley Capital I Trust 6.60%	120,000	2,980,800
		14,316,950
Commercial Banks - 2.3%
Barclays Bank PLC Series 2	40,000	952,400
First Tennessee Bank NA, Memphis 3.90% (g)	5,000	3,250,000
HSBC Holdings PLC 8.00%	10,200	270,606
Keycorp Capital IX 6.75%	6,882	170,330
Royal Bank of Scotland Group PLC Series R, 6.125%	40,000	518,800
Santander Finance Preferred SA Unipersonal:
4.00%	40,000	731,200
6.50%	40,000	1,095,600
6.80%	149,800	3,912,776
USB Capital XII 6.30%	80,000	2,018,400
Zions Bancorp. 11.00%	80,000	2,150,400
		15,070,512
Consumer Finance - 0.0%
SLM Corp. 4.07%	1,200	41,160
Diversified Financial Services - 1.0%
Bank of America Corp.:
Series D, 6.204%	20,000	434,000
Series H, 8.20%	56,015	1,430,063
Deutsche Bank Capital Funding Trust VIII 6.375%	20,000	469,400
General Electric Capital Corp. 6.05%	40,000	1,014,400
GMAC, Inc. 7.00% (g)	3,000	2,460,000
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
FINANCIALS - continued
Diversified Financial Services - continued
RBS Capital Funding Trust V Series E 5.90%	20,000	$ 278,000
RBS Capital Funding Trust VII Series G 6.08%	40,400	555,904
		6,641,767
Insurance - 0.1%
MetLife, Inc. Series A, 4.39%	40,000	946,000
Real Estate Investment Trusts - 1.7%
Apartment Investment & Management Co. Series V, 8.00%	79,000	1,988,430
CBL & Associates Properties, Inc. 7.375%	49,500	1,170,675
Hospitality Properties Trust:
Series B, 8.875%	125,000	3,173,750
Series C, 7.00%	100,000	2,418,000
Public Storage Series M, 6.625%	50,000	1,279,500
Vornado Realty Trust Series E, 7.00%	40,000	1,028,400
		11,058,755
Thrifts & Mortgage Finance - 0.4%
Fannie Mae:
Series E, 5.10% (a)	27,562	27,562
Series H, 5.81% (a)	71,200	46,280
Series I, 5.375% (a)	5,000	5,150
Series L, 5.125% (a)	140,900	84,540
Series N, 5.50% (a)	92,650	60,223
Series O, 7.00% (a)	42,200	17,302
Series R, 7.65% (a)	40,000	13,320
Series T, 8.25% (a)	40,000	13,600
Freddie Mac:
Series F, 5.00% (a)	68,500	66,445
Series H, 5.10% (a)	10,300	5,974
Series K, 5.79% (a)	25,200	15,120
Series O, 5.81% (a)	19,500	11,700
Series R, 5.70% (a)	117,000	70,200
Series S, 0.00% (a)	10,000	6,000
Series U, 5.90% (a)	40,000	16,000
Series V, 5.57% (a)	566,000	175,460
Series W, 5.66% (a)	161,600	50,128
Santander Holdings USA, Inc. Series C 7.30%	80,000	2,072,000
		2,757,004
TOTAL FINANCIALS		50,832,148
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
MATERIALS - 0.1%
Chemicals - 0.1%
E.I. du Pont de Nemours & Co. Series B, 4.50%	9,900	$ 889,515
TELECOMMUNICATION SERVICES - 0.7%
Diversified Telecommunication Services - 0.7%
AT&T, Inc. 6.375%	161,800	4,362,128
UTILITIES - 4.6%
Electric Utilities - 4.0%
Alabama Power Co.:
4.60%	2,000	163,000
5.625%	137,300	3,363,850
6.45%	80,000	2,105,000
Baltimore Gas & Electric Co. Series 1993, 6.70%	10,000	993,500
Duquesne Light Co. 6.50%	66,050	3,221,259
FPL Group Capital Trust I 5.875%	20,000	514,200
FPL Group Capital, Inc. Series E, 7.45%	60,000	1,624,800
Mid-American Energy Co. 4.40%	5,000	447,969
Pacific Gas & Electric Co.:
Series B, 5.50%	61,900	1,608,781
Series D 5.00%	69,200	1,590,908
PPL Electric Utilities Corp. 6.25%	190,000	4,738,125
Southern California Edison Co.:
6.125%	35,000	3,263,750
Series C:
4.24%	34,600	669,510
6.00%	20,000	1,892,500
Series D, 4.32%	15,000	302,250
		26,499,402
Independent Power Producers & Energy Traders - 0.0%
Heco Capital Trust III 6.50%	12,000	306,120
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
UTILITIES - continued
Multi-Utilities - 0.6%
Consolidated Edison Co. of New York, Inc. Series A, 5.00%	25,205	$ 2,255,848
San Diego Gas & Electric Co. 1.70%	67,548	1,756,248
		4,012,096
TOTAL UTILITIES		30,817,618
TOTAL NONCONVERTIBLE PREFERRED STOCKS		90,789,009
TOTAL PREFERRED STOCKS (Cost $180,293,505)		132,724,915
Preferred Securities - 1.0%
	Principal Amount
FINANCIALS - 1.0%
Commercial Banks - 0.4%
PNC Preferred Funding Trust I 6.517% 12/31/49 (g)(h)	$ 3,000,000	2,276,440
SunTrust Preferred Capital I 5.853% 12/15/49 (h)	168,000	119,696
		2,396,136
Diversified Financial Services - 0.6%
JPMorgan Chase & Co. 7.9% (h)	4,000,000	4,395,573
TOTAL PREFERRED SECURITIES (Cost $6,756,615)		6,791,709
Money Market Funds - 2.4%
	Shares
Fidelity Cash Central Fund, 0.24% (b)	12,655,998	12,655,998
Fidelity Securities Lending Cash Central Fund, 0.27% (b)(c)	3,120,800	3,120,800
TOTAL MONEY MARKET FUNDS (Cost $15,776,798)		15,776,798
Cash Equivalents - 0.0%
	Maturity Amount	Value
Investments in repurchase agreements in a joint trading account at 0.24%, dated 8/31/10 due 9/1/10 (Collateralized by U.S. Government Obligations) # (Cost $35,000)	$ 35,000	$ 35,000
TOTAL INVESTMENT PORTFOLIO - 98.9% (Cost $715,550,326)		660,558,472
NET OTHER ASSETS (LIABILITIES) - 1.1%		7,654,526
NET ASSETS - 100%		$ 668,212,998
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Non-income producing - Security is in default.
(e) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(f) Security or a portion of the security is on loan at period end.

(g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $32,337,838 or 4.8% of net assets.

(h) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$35,000 due 9/01/10 at 0.24%
BNP Paribas Securities Corp.	$ 8,799
Bank of America NA	3,093
Barclays Capital, Inc.	2,073
Credit Suisse Securities (USA) LLC	1,547
Deutsche Bank Securities, Inc.	773
HSBC Securities (USA), Inc.	2,320
J.P. Morgan Securities, Inc.	10,826
Mizuho Securities USA, Inc.	1,547
Societe Generale, New York Branch	3,867
Wells Fargo Securities LLC	155
$ 35,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 19,208
Fidelity Securities Lending Cash Central Fund	10,298
Total	$ 29,506
Other Information

The following is a summary of the inputs used, as of August 31, 2010, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 42,137,561	$ 34,406,992	$ 7,730,569	$ -
Consumer Staples	28,992,936	25,054,979	3,937,957	-
Energy	41,408,726	36,080,077	5,328,649	-
Financials	249,313,308	229,853,814	19,459,494	-
Health Care	41,218,917	38,061,542	3,157,375	-
Industrials	34,942,285	34,942,285	-	-
Information Technology	26,655,402	25,876,962	778,440	-
Materials	15,263,383	15,263,383	-	-
Telecommunication Services	22,138,116	22,138,116	-	-
Utilities	50,269,528	21,468,760	27,044,520	1,756,248
Corporate Bonds	85,614,803	-	85,614,703	100
Preferred Securities	6,791,709	-	6,791,709	-
Money Market Funds	15,776,798	15,776,798	-	-
Cash Equivalents	35,000	-	35,000	-
Total Investments in Securities:	$ 660,558,472	$ 498,923,708	$ 159,878,416	$ 1,756,348
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 100
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	23,642
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	1,732,606
Transfers out of Level 3	-
Ending Balance	$ 1,756,348
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at August 31, 2010	$ 23,642

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At August 31, 2010, the cost of investment securities for income tax purposes was $731,526,598. Net unrealized depreciation aggregated $70,968,126, of which $46,841,432 related to appreciated investment securities and $117,809,558 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds and preferred securities, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value and are categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Fixed-Income Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Fixed-Income Trust

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	November 1, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	November 1, 2010
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	November 1, 2010